Bank Loans - Part 1 (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Bank Loans [Line Items]
Bank loans	$ 0.3
Short-term bank loans interest expense	$ 1.3	$ 1.4	$ 2.1
Weighted average interest rate	3.55%	3.94%	4.08%	3.55%
Real estate amount	$ 24.6	$ 26.2
Aggregate credit line	75.7			¥ 544.3
Bank Loans of Credit line [Member]
Bank Loans [Line Items]
Aggregate credit line	$ 92.4			¥ 664.0